Vessels, net - Vessels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 1,159	$ 1,299
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,089,278	2,092,997
Cost, Additions	14,433	6,444
Cost, Write-offs of fully amortized assets	(7,203)	(10,163)
Cost, ending balance	2,096,508	2,089,278
Accumulated Depreciation, beginning balance	418,413	352,858
Accumulated Depreciation, Charge for the period	75,771	75,718
Accumulated Depreciation, Write-offs of fully amortized assets	(7,203)	(10,163)
Accumulated Depreciation, ending balance	486,981	418,413
Net Book Value, ending balance	1,609,527	1,670,865	$ 1,740,139
Vessels [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,057,370	2,056,722
Cost, Additions	2,910	648
Cost, ending balance	2,060,280	2,057,370
Accumulated Depreciation, beginning balance	400,517	332,708
Accumulated Depreciation, Charge for the period	67,886	67,809
Accumulated Depreciation, ending balance	468,403	400,517
Net Book Value, ending balance	1,591,877	1,656,853	1,724,014
Vessels [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	31,908	36,275
Cost, Additions	11,523	5,796
Cost, Write-offs of fully amortized assets	(7,203)	(10,163)
Cost, ending balance	36,228	31,908
Accumulated Depreciation, beginning balance	17,896	20,150
Accumulated Depreciation, Charge for the period	7,885	7,909
Accumulated Depreciation, Write-offs of fully amortized assets	(7,203)	(10,163)
Accumulated Depreciation, ending balance	18,578	17,896
Net Book Value, ending balance	$ 17,650	$ 14,012	$ 16,125